As filed with the U.S. Securities and Exchange Commission on February 7, 2019

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 460	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 460	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 8, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 460 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 8, 2019, the effectiveness of the registration statement for the iShares iBonds Dec 2024 AMT-Free Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 174 on November 2, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
182	January 15, 2016	February 14, 2016
187	February 11, 2016	March 12, 2016
193	March 11, 2016	March 29, 2016
199	March 28, 2016	April 15, 2016
203	April 14, 2016	April 29, 2016
206	April 28, 2016	May 6, 2016
209	May 5, 2016	June 3, 2016
213	June 2, 2016	July 1, 2016
217	June 30, 2016	July 29, 2016
221	July 28, 2016	August 26, 2016
225	August 25, 2016	September 23, 2016
229	September 22, 2016	October 21, 2016
233	October 20, 2016	November 18, 2016
238	November 17, 2016	December 16, 2016
242	December 15, 2016	January 13, 2017
246	January 12, 2017	February 10, 2017
250	February 9, 2017	March 10, 2017
255	March 9, 2017	April 7, 2017
260	April 6, 2017	May 5, 2017
265	May 4, 2017	June 2, 2017
269	June 1, 2017	June 30, 2017
274	June 29, 2017	July 28, 2017
279	July 27, 2017	August 25, 2017
284	August 24, 2017	September 22, 2017
289	September 21, 2017	October 20, 2017
294	October 19, 2017	November 17, 2017
300	November 16, 2017	December 15, 2017
313	December 14, 2017	January 12, 2018
318	January 11, 2018	February 9, 2018
332	February 8, 2018	March 9, 2018
377	March 8, 2018	April 6, 2018
405	April 5, 2018	May 4, 2018
415	May 3, 2018	June 1, 2018
419	May 31, 2018	June 29, 2018
423	June 28, 2018	July 27, 2018
427	July 26, 2018	August 24, 2018
431	August 23, 2018	September 21, 2018
435	September 20, 2018	October 19, 2018
439	October 18, 2018	November 16, 2018
443	November 15, 2018	December 14, 2018
450	December 13, 2018	January 11, 2019
456	January 10, 2019	February 8, 2019

This Post-Effective Amendment No. 460 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 174.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 460 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 7th day of February, 2019.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President

Date: February 7, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 460 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: February 7, 2019

John E. Martinez*
Trustee

Date: February 7, 2019

Cecilia H. Herbert*
Trustee

Date: February 7, 2019

John E. Kerrigan*
Trustee

Date: February 7, 2019

Robert S. Kapito*
Trustee

Date: February 7, 2019

Madhav V. Rajan*
Trustee

Date: February 7, 2019

Jane D. Carlin*
Trustee

Date: February 7, 2019

Drew E. Lawton**
Trustee

Date: February 7, 2019

Richard L. Fagnani**
Trustee

Date: February 7, 2019

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: February 7, 2019

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: February 7, 2019

*

Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark Wiedman, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 236, filed November 15, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 298, filed November 1, 2017.